SCHEDULE OF INVESTMENTS

Ivy Energy Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Energy

Integrated Oil & Gas – 5.6%
Chevron Corp.	45	$5,477
Hess Corp.	36	2,382
Suncor Energy, Inc.	203	6,665
		14,524

Oil & Gas Drilling – 4.0%
Patterson-UTI Energy, Inc.	420	4,413
Transocean, Inc.(A)	853	5,867
		10,280

Oil & Gas Equipment & Services – 25.2%
Baker Hughes, Inc.	316	8,090
Cactus, Inc., Class A	276	9,472
Core Laboratories N.V.	52	1,952
Dril-Quip, Inc.(A)	150	7,042
Frank’s International N.V.(A)	520	2,688
Halliburton Co.	278	6,802
Helix Energy Solutions Group, Inc.(A)	544	5,240
Liberty Oilfield Services, Inc., Class A	209	2,324
National Oilwell Varco, Inc.	74	1,861
NexTier Oilfield Solutions, Inc.(A)	409	2,740
ProPetro Holding Corp.(A)	323	3,628
Schlumberger Ltd.	197	7,933
TechnipFMC plc(A)	237	5,081
		64,853

Oil & Gas Exploration & Production – 34.9%
Canadian Natural Resources Ltd.	110	3,547
Concho Resources, Inc.	146	12,798
ConocoPhillips	64	4,156
Continental Resources, Inc.	268	9,179
Diamondback Energy, Inc.	100	9,242
EOG Resources, Inc.	82	6,837
Marathon Oil Corp.	434	5,895
Oasis Petroleum LLC(A)	789	2,571
Parsley Energy, Inc., Class A	492	9,300
Pioneer Natural Resources Co.	79	11,903
Viper Energy Partners L.P.	185	4,565
WPX Energy, Inc.(A)	731	10,044
		90,037

Oil & Gas Refining & Marketing – 16.7%
Marathon Petroleum Corp.	178	10,700
PBF Energy, Inc., Class A	243	7,626
Phillips 66	114	12,669
Valero Energy Corp.	128	12,008
		43,003

Oil & Gas Storage & Transportation – 5.0%
Energy Transfer L.P.	145	1,861
Enterprise Products Partners L.P.	198	5,570
MPLX L.P.	52	1,315
Rattler Midstream L.P.	226	4,022
		12,768

Total Energy - 91.4%		235,465

Industrials

Industrial Machinery – 2.6%
Apergy Corp.(A)	200	6,765

Total Industrials - 2.6%		6,765

Information Technology

Application Software – 0.4%
Aspen Technology, Inc.(A)	9	1,098

Data Processing & Outsourced Services – 3.4%
Wright Express Corp.(A)	42	8,787

Total Information Technology - 3.8%		9,885

TOTAL COMMON STOCKS – 97.8%		$252,115
(Cost: $231,722)

SHORT-TERM SECURITIES

Money Market Funds (B) - 2.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	5,361	5,361

TOTAL SHORT-TERM SECURITIES – 2.1%		$5,361
(Cost: $5,361)

TOTAL INVESTMENT SECURITIES – 99.9%		$257,476
(Cost: $237,083)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		201

NET ASSETS – 100.0%		$257,677

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$252,115	$—	$—
Short-Term Securities	5,361	—	—
Total	$257,476	$—	$—

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$237,083

Gross unrealized appreciation	46,315

Gross unrealized depreciation	(25,922)

Net unrealized appreciation	$20,393